SiebertWilliamsShankShares [Member] Investment Objectives and Goals - Siebert Williams Shank Shares - ULTRA-SHORT FIXED INCOME FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ULTRA-SHORT FIXED INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return (capital appreciation and income) to the extent consistent with preservation of principal.